Filed pursuant to Rule 497(e)
File Nos. 333-218345 and 811-22634

BLACKSTONE ALTERNATIVE ALPHA FUND

Supplement dated September 21, 2018 to the

Blackstone Alternative Alpha Fund

Prospectus dated July 31, 2018

Portfolio Managers

Effective immediately, the following information is added to the subsection entitled “Portfolio Managers” in the “Management of the Fund—BAAM” section of the Fund’s Prospectus:

Name	Portfolio Manager of the Fund Since	Title and Recent Biography
Ilan Sender	2018	2015–Present: Managing Director, Blackstone (Hedge Fund Solutions)

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-218345 and 811-22634

BLACKSTONE ALTERNATIVE ALPHA FUND

Supplement dated September 21, 2018 to the

Blackstone Alternative Alpha Fund

Statement of Additional Information

dated July 31, 2018

Portfolio Manager Information

The following information is added to the table entitled “Other Accounts Managed by Master Fund Portfolio Managers” in the “Management” section of the Fund’s Statement of Additional Information.

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts for which Advisory Fee is Performance Based	Assets Managed for which Advisory Fee is Performance Based

Ilan Sender*	Registered Investment Companies	0	$0	0	$0

	Other Pooled Investment Vehicles	0	$0	0	$0

	Other Accounts	0	$0	0	$0

*	Information provided as of September 1, 2018.

The following information is added to the section entitled “Portfolio Manager Ownership of Securities” in the “Management” section of the Fund’s Statement of Additional Information.

Mr. Sender did not beneficially own any equity securities in the Fund as of September 1, 2018.

Officers

Effective immediately, the “Officers” table in the “Management” section of the Fund’s Statement of Additional Information is amended and restated in its entirety as follows:

Name and Year of Birth of Officers	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years

Brian F. Gavin (1969)	President (Principal Executive Officer)	November 2011 to Present	Chief Operating Officer & Senior Managing Director,[2] Blackstone (2007–Present)

James Hannigan (1983)	Chief Compliance Officer and Chief Legal Officer	Chief Compliance Officer (August 2016 to Present); Chief Legal Officer (March 2015 to Present) Anti-Money Laundering Officer (August 2016 to September 2018)	Managing Director,[2] Blackstone (2018–Present); Vice President, Blackstone (2014–2017); Associate, Blackstone (2012–2013)

Natasha Kulkarni (1985)	Secretary	May 2018 to Present	Vice President, Blackstone (2016–Present); Associate, Blackstone (2013–2015)

Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	November 2011 to Present	Senior Managing Director,[2] Blackstone (2016–Present); Chief Financial Officer, BAAM (2007–Present) and BAIA (2012–Present); Managing Director,[2] Blackstone (2007–2015)

Cyrus B. Richardson (1968)	Anti-Money Laundering Officer	Anti-Money Laundering Officer (September 2018 to Present)	Managing Director,[2] Blackstone (2013–Present) Chief Compliance Officer, Blackstone Advisory Partners L.P. (2013–Present) General Counsel, Blackstone Advisory Partners L.P. (2018–Present)

[1]	Term of office of each Officer is indefinite until his death, resignation, removal, or disqualification.
[2]	Executive title, not a board directorship.

Shareholders should retain this Supplement for future reference.